Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Schedule of Company and its Subsidiaries

These consolidated financial statements include the accounts of the Company and its subsidiaries as described below:

Company	Location	Ownership interest
Lowell Copper Holdings Inc.	Canada	100%
1330783 B.C. Ltd.	Canada	100%
Lowell Copper Holdings (US) Inc.	Canada	100%
Solaris Exploration Inc.	Canada	100%
Lowell Copper (US) Inc.	United States	100%
Lowell Mineral Exploration Ecuador S.A.	Ecuador	100%
Solaris Resources Ecuador S.A.S.	Ecuador	100%
Minera Ricardo Resources Inc. S.A.	Chile	100%
Solaris Copper SpA	Chile	100%
Lowell Copper S.A.C.	Peru	100%
Minera Gabriella S.A. de C.V.	Mexico	100%
Ascenso Inversiones S.A.	Guatemala	100%
Catalyst Copper Corp.	Canada	100%
Solaris Resources AG	Switzerland	100%
Minera Hill 29, S.A. de C.V.	Mexico	100%
Minera Torre de Oro, S.A.P.I. de C.V.	Mexico	60%

Schedule of Impact of the Change in the Accounting Policy

The below table discloses the impact of the change of accounting policy from the date of the change in accounting policy to the year ended December 31, 2025:

Consolidated Statement of Financial Position (extract)	2025
Increase in exploration and evaluation assets	$6,291
Increase in net assets / retained earnings	6,291

Consolidated Statement of Loss and Comprehensive Loss (extract)	2025
Decrease in exploration expenses	$(6,171)
Decrease in general and administration expenses	(120)
Total comprehensive loss	(6,291)